<SEQUENCE>1
<FILENAME>secform13f.txt
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F Cover Page


           Report for the Calendar Year of Quarter Ended:  03/31/2005



Check here if Amendment [  ];  Amendment Number:
This Amendment:         [  ] is a restatement.
                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    ProVise Management Group, LLC.
Address: 611 Druid Road East
         Suite 105
         Clearwater,FL  33756

Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Allen Fleeger
Title:
Phone: 727 441-9022


Signature, Place, and Date of Signing:

/s/Allen Fleeger                 Clearwater, FL                May 12, 2005
--------------------------------------------------------------------------------
[Signature]                   [City, State]                   [Date]



Report type(Check only one.):

[X] 13F HOLDINGS REPORT

[] 13F NOTICE

[] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:  0

Form 13F Information Table Entry Total: 133

Form 13F Information Table Value Total(thousands): 117453


List of Other Included Managers: NONE

                                        Title of          Value       Shrs or   Sh/ Put/ Investment  Other     Voting Authority
Name of Issuer                            Class  Cusip   (x$1000)     Prn Amt  Prns Call Discretion Managers  Sole  Shared  None
____________________________________________________________________________________________________________________________________
ACM Govt Opportunity Fund                  SK  000918102 0            12506     SH        Sole                             12506
Airgas Inc                                 SK  009363102 1            29200     SH        Sole                             29200
AllTel Corp.                               SK  020039103 1            10384     SH        Sole                             10384
Alliance Cap Mgmt Hldg LP                  SK  01855A101 2            38015     SH        Sole                             38015
AmSouth Bancorporation                     SK  032165102 2            83236     SH        Sole                             83236
Amgen                                      SK  031162100 1            22632     SH        Sole                             22632
Anheuser Busch                             SK  035229103 1            25580     SH        Sole                             25580
Annaly Mortgage Mgmt REIT                  SK  035710409 1            56000     SH        Sole                             56000
Apache Corp                                SK  037411105 1            12744     SH        Sole                             12744
Aquarius Coatings Ltd  F                   SK  03838J100 0            20000     SH        Sole                             20000
Automatic Data Proc                        SK  053015103 0            8625      SH        Sole                             8625
BMC Software Inc.                          SK  055921100 0            17000     SH        Sole                             17000
Bank of America Com                        SK  060505104 4            91245     SH        Sole                             91245
Berkshire Hathaway                         SK  084670207 1            311       SH        Sole                             311
Black & Decker Corp Com                    SK  091797100 1            7900      SH        Sole                             7900
Boston Scientific Corp                     SK  101137107 0            13325     SH        Sole                             13325
Bristol-Myers Squibb Co                    SK  110122108 1            24650     SH        Sole                             24650
Brown & Brown Inc                          SK  115236101 1            15182     SH        Sole                             15182
Burlington Resources Inc                   SK  122014103 0            6500      SH        Sole                             6500
Cardinal Health Inc.                       SK  14149Y108 0            4288      SH        Sole                             4288
Caremark RX Inc.                           SK  141705103 2            44271     SH        Sole                             44271
Cendant Corp.                              SK  151313103 0            15175     SH        Sole                             15175
Charter Communications Inc.                SK  16117M107 0            11000     SH        Sole                             11000
ChevronTexaco Corp                         SK  166764100 2            34874     SH        Sole                             34874
Chicago Mercantile Exch Hldgs Inc          SK  167760107 0            1855      SH        Sole                             1855
Cisco Systems, Inc.                        SK  17275R102 0            11112     SH        Sole                             11112
Citigroup Inc                              SK  172967101 8            176828    SH        Sole                             176828
Colgate Palmolive Co.                      SK  194162103 1            25765     SH        Sole                             25765
Colonial Bancgroup Inc Com                 SK  195493309 0            22471     SH        Sole                             22471
Colonial Muni Inc Trust Sh Ben Int         SK  195799101 0            12000     SH        Sole                             12000
Colonial Properties Trust Sbi              SK  195872106 1            14000     SH        Sole                             14000
Commercial Bankshares Inc Com              SK  201607108 0            6000      SH        Sole                             6000
Commercial Net Lease Rlty Inc              SK  202218103 1            27270     SH        Sole                             27270
Constellation Brands Inc Cl A              SK  21036P108 1            25550     SH        Sole                             25550
Cornerstone Total Ret Fd                   SK  21924U102 0            17500     SH        Sole                             17500
Crescent RE Equities                       SK  225756105 1            58200     SH        Sole                             58200
Cyber.care Inc Com                         SK  23243T105 0            17900     SH        Sole                             17900
Dell Inc                                   SK  24702R101 1            18085     SH        Sole                             18085
Devon Energy Corp New Com                  SK  25179M103 2            34000     SH        Sole                             34000
Diamonds Trust                             SK  252787106 0            2900      SH        Sole                             2900
Dow Chem Co                                SK  260543103 1            24200     SH        Sole                             24200
Dreyfus Municipal Income                   SK  26201R102 0            18125     SH        Sole                             18125
Dreyfus Strategic Muni Bond Fd             SK  26202F107 0            12610     SH        Sole                             12610
EMC Corp Mass                              SK  268648102 0            19600     SH        Sole                             19600
Earthfirst Technologies Inc Com            SK  270318108 1            2744567   SH        Sole                             2744567
Enterprise Prods Partners L P Com          SK  293792107 2            59218     SH        Sole                             59218
Equity Office Pptys Tr Com                 SK  294741103 2            67028     SH        Sole                             67028
Exxon Mobil Corp                           SK  30231G102 10           161299    SH        Sole                             161299
F.N.B. Corporation                         SK  302520101 1            62921     SH        Sole                             62921
Fifth Third Bancorp                        SK  316773100 2            35992     SH        Sole                             35992
First American Corp                        SK  318522307 1            17060     SH        Sole                             17060
First Bk Del Wilmington Com                SK  319307104 0            31700     SH        Sole                             31700
First Cmnty Bk Corp Amer Com               SK  31985E202 0            9450      SH        Sole                             9450
First Industrial Realty Trust Inc          SK  32054K103 1            29665     SH        Sole                             29665
Flextronics Intl Ltd                       SK  Y2573F102 1            68950     SH        Sole                             68950
Fortune Brands, Inc.                       SK  349631101 1            6500      SH        Sole                             6500
General Electric Co                        SK  369604103 3            89638     SH        Sole                             89638
General Mills Inc                          SK  370334104 0            8475      SH        Sole                             8475
Glimcher Rlty Tr Sh Ben Int                SK  379302102 1            31700     SH        Sole                             31700
GlobalSantaFe Corp.                        SK  G3930E101 0            12781     SH        Sole                             12781
Goldman Sachs Group Inc Com                SK  38141G104 0            3800      SH        Sole                             3800
HRPT Pptys Tr Com SBI                      SK  40426W101 1            80425     SH        Sole                             80425
Highwoods Properties Inc.                  SK  431284108 1            19000     SH        Sole                             19000
Home Depot Inc.                            SK  437076102 1            25068     SH        Sole                             25068
Hospitality Pptys Trust Common             SK  44106M102 2            40710     SH        Sole                             40710
Huntington Bancshares Inc                  SK  446150104 0            9088      SH        Sole                             9088
Hyperion 2005 Invt Grade Opp               SK  448918102 0            13500     SH        Sole                             13500
ING Prime Rate Tr Sh Ben Int               SK  44977W106 0            25943     SH        Sole                             25943
Intel Corporation                          SK  458140100 0            21482     SH        Sole                             21482
Iron Mountain Inc New                      SK  462846106 0            13540     SH        Sole                             13540
Johnson & Johnson                          SK  478160104 1            18252     SH        Sole                             18252
Kaydon Corp                                SK  486587108 0            11200     SH        Sole                             11200
Kinder Morgan Energy Partners LP Com       SK  494550106 1            31203     SH        Sole                             31203
Kinder Morgan Inc Kans Com                 SK  49455P101 1            18865     SH        Sole                             18865
Kinder Morgan Mgmt LLC                     SK  49455U100 1            17102     SH        Sole                             17102
Lincoln National Income Fund Inc           SK  534217104 0            13285     SH        Sole                             13285
Lincoln Natl Corp Ind                      SK  534187109 0            7900      SH        Sole                             7900
MFS Govt Markets Inc Tr                    SK  552939100 0            44000     SH        Sole                             44000
MFS Multimkt Inc Tr Shs                    SK  552737108 0            12755     SH        Sole                             12755
MSDW Insd Mun Income Tr                    SK  61745P791 0            23000     SH        Sole                             23000
Marathon Oil Corp Com                      SK  565849106 1            18800     SH        Sole                             18800
McGraw-Hill Cos                            SK  580645109 0            2601      SH        Sole                             2601
Medtronic, Inc.                            SK  585055106 2            32435     SH        Sole                             32435
Merck & Co                                 SK  589331107 1            35197     SH        Sole                             35197
Merrill Lynch & Co Inc                     SK  590188108 0            4261      SH        Sole                             4261
Microsoft Corp                             SK  594918104 2            66945     SH        Sole                             66945
MidCap SPDR Tr Ser-1                       SK  595635103 0            2275      SH        Sole                             2275
Muni Assets Fund, Inc.                     SK  62618Q106 0            29000     SH        Sole                             29000
MuniYield Insured Fund Inc                 SK  62630E107 1            64790     SH        Sole                             64790
Nanobac Pharmaceuticals Inc Com            SK  63007M102 0            1250000   SH        Sole                             1250000
Nasdaq 100 Shares                          SK  631100104 1            16465     SH        Sole                             16465
National City Corp                         SK  635405103 0            9180      SH        Sole                             9180
National Financial Partners                SK  63607P208 2            38038     SH        Sole                             38038
Nicholas Fin Svcs Inc BC Com New           SK  65373J209 2            92024     SH        Sole                             92024
Nokia Corp Spons ADR                       SK  654902204 1            35200     SH        Sole                             35200
Nuveen Insd Muni Opportunity               SK  670984103 0            10000     SH        Sole                             10000
Odyssey Marine Expl Inc Com                SK  676118102 0            21666     SH        Sole                             21666
Paychex Inc                                SK  704326107 1            17000     SH        Sole                             17000
Pepsico                                    SK  713448108 2            42580     SH        Sole                             42580
Pfizer Inc                                 SK  717081103 3            120198    SH        Sole                             120198
Powerlinx Inc                              SK  73933F105 0            10000     SH        Sole                             10000
Price T Rowe Group Inc                     SK  74144T108 1            13900     SH        Sole                             13900
Proctor & Gamble                           SK  742718109 2            43951     SH        Sole                             43951
Putnam High-Income Bond Fund               SK  746779107 0            36609     SH        Sole                             36609
Putnam Premier Inc Tr                      SK  746853100 0            49000     SH        Sole                             49000
Regions Finl Corp New Com                  SK  7591EP100 1            26900     SH        Sole                             26900
Republic First Bancorp Inc                 SK  760416107 0            31700     SH        Sole                             31700
Rstk Synovus Finl Corp Com                 SK  87161C907 2            57449     SH        Sole                             57449
S&P Depositary Recpts                      SK  78462F103 1            6186      SH        Sole                             6186
SLM Corp Com                               SK  78442P106 1            10995     SH        Sole                             10995
Sara Lee Corp                              SK  803111103 1            36615     SH        Sole                             36615
Scientific Games Corp Cl-A                 SK  80874P109 0            9000      SH        Sole                             9000
Senior Housing Pptys Tr SBI                SK  81721M109 0            21400     SH        Sole                             21400
Simon PPTY Group Inc New Com               SK  828806109 0            6575      SH        Sole                             6575
Southern Company                           SK  842587107 0            15050     SH        Sole                             15050
Sun Communities Inc                        SK  866674104 1            25055     SH        Sole                             25055
SunTrust Banks, Inc.                       SK  867914103 0            2786      SH        Sole                             2786
Sybase Inc                                 SK  871130100 0            26400     SH        Sole                             26400
Synovus Financial                          SK  87161C105 1            32601     SH        Sole                             32601
Sysco Corp                                 SK  871829107 1            14700     SH        Sole                             14700
TECO Energy                                SK  872375100 0            14200     SH        Sole                             14200
Technology Solutions Co                    SK  87872T108 0            10000     SH        Sole                             10000
Time Warner                                SK  887317105 0            13290     SH        Sole                             13290
Transcanada Corp Com                       SK  89353D107 2            67090     SH        Sole                             67090
Tyco Intl Ltd.                             SK  902124106 1            20033     SH        Sole                             20033
US Bancorp Del Com New                     SK  902973304 1            37500     SH        Sole                             37500
Valero Energy Corporation                  SK  91913Y100 0            3400      SH        Sole                             3400
Vishay Intertechnology                     SK  928298108 0            20317     SH        Sole                             20317
Wachovia Corp. New Com                     SK  929903102 1            26648     SH        Sole                             26648
Wal-Mart Stores Inc.                       SK  931142103 1            15283     SH        Sole                             15283
Walgreen Co                                SK  931422109 1            19900     SH        Sole                             19900
Washington Mutual Inc                      SK  939322103 1            15899     SH        Sole                             15899
White Knight SST                           SK  963875109 0            1000000   SH        Sole                             1000000